REVERSE RECAPITALIZATION AND BUSINESS COMBINATION - Consummation of the Reverse Recapitalization (Details)		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 25, 2021 $ / shares shares	Jun. 24, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2021 shares	Apr. 01, 2021 shares	Dec. 31, 2020 shares
Business Acquisition [Line Items]
Common Stock outstanding at April 1, 2021			340,384,157	340,384,157	49,697,982	48,608,176
Common stock issued through options exercises between April 1, 2021 and June 25, 2021		8,854,131
Common Stock outstanding prior to the Reverse Recapitalization(1)		58,552,113
Conversion of Redeemable Convertible Preferred Stock(1)	209,529,798
Less: Legacy Payoneer Stock subject to cash out(1)	(36,818,547)
Common Stock attributable to FTOC conversion(2)	77,081,295
Shares attributable to Reverse Recapitalization	308,344,659
Common Stock attributable to PIPE	30,000,000
Total shares of Common Stock as of close of Reverse Recapitalization and PIPE transaction	338,344,659
Exchange Ratio	1.88			1.88
Founder Shares
Business Acquisition [Line Items]
Common stock issued through options exercises between April 1, 2021 and June 25, 2021			2,850,098
Legacy Payoneer stockholder
Business Acquisition [Line Items]
Common Stock outstanding prior to the Reverse Recapitalization(1)	31,143,179
Conversion of Redeemable Convertible Preferred Stock(1)				111,452,020
Less: Legacy Payoneer Stock subject to cash out(1)	19,584,328
Numbers RSU's shares vested	1,562
Exchange Ratio	1.88
FTAC Olympus | Founder Shares | Trading price equals or is greater than $15.00 per share
Business Acquisition [Line Items]
Threshold limit for not to transfer or permit transfer shares	50.00%
Threshold minimum trading days for not to transfer or permit transfer shares	20 days
FTAC Olympus | Founder Shares | Minimum | Trading price equals or is greater than $15.00 per share
Business Acquisition [Line Items]
Share price | $ / shares	$ 15.00
Class A | FTAC Olympus
Business Acquisition [Line Items]
Common Stock outstanding at April 1, 2021	59,611,310
Shares Subject to Redemption	18,033,066
Class B | Founder Shares | Trading price equals or is greater than $15.00 per share
Business Acquisition [Line Items]
Threshold trading days for not to transfer or permit transfer shares	30 days
Class B | Founder Shares | Trading price equals or is greater than $17.00 per share
Business Acquisition [Line Items]
Threshold limit for not to transfer or permit transfer shares	50.00%
Threshold minimum trading days for not to transfer or permit transfer shares	20 days
Threshold trading days for not to transfer or permit transfer shares	30 days
Class B | Founder Shares | Minimum | Trading price equals or is greater than $17.00 per share
Business Acquisition [Line Items]
Share price | $ / shares	$ 17.00
Class B | FTAC Olympus
Business Acquisition [Line Items]
Shares not subject to restrictions	5,823,328
Shares subject to restrictions	11,646,656